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                                FORM N-PX REPORT

ICA File Number: 811-06525
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Municipal Fund, Inc.

                 CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND

There is no proxy voting activity for the above-Funds because the Funds did not hold any voting securities during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Municipal Fund, Inc.

By (Signature and Title): * /s/ Ivy Wafford Duke, Associated General Counsel

Date: October 29, 2004